Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Lease commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$164,882	$37,278	$666
2013	143,959	30,797	564
2014	116,968	25,078	573
2015	93,553	16,456	582
2016	74,264	6,839	594
Thereafter	784,023	5,894	5,305
Total	$1,377,649	$122,342	8,284
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,454
Less: Current portion of obligations under capital leases			(245)
Long-term portion of obligations under capital leases			$4,209